Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property and equipment
Balance at the beginning	R$ 163,475	R$ 137,846
Addition	19,278	24,957
Business Combination	5,281	1,274
Write-offs	(15)	(602)
Balance at the end	188,019	163,475
Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	187,074	153,800
Addition	29,010	32,249
Business Combination	6,464	1,627
Transfer	410
Write-offs	(93)	(602)
Balance at the end	222,865	187,074
Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(23,599)	(15,954)
Addition	(9,732)	(7,292)
Business Combination	(1,183)	(353)
Transfer	(410)
Write-offs	78
Balance at the end	(34,846)	(23,599)
Furniture and Equipment
Changes in property and equipment
Balance at the beginning	8,948
Balance at the end	21,532	8,948
Furniture and Equipment | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	14,012	10,219
Addition	3,552	2,926
Business Combination	6,464	1,566
Transfer	(409)	(99)
Write-offs	(18)	(600)
Balance at the end	23,601	14,012
Furniture and Equipment | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(5,064)	(74)
Addition	(373)	(4,681)
Business Combination	(1,183)	(309)
Transfer	4,529
Write-offs	22
Balance at the end	(2,069)	(5,064)
Communication and network equipment [member]
Changes in property and equipment
Balance at the beginning	14,317
Balance at the end	15,624	14,317
Communication and network equipment [member] | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	14,390	12,348
Addition	1,253	1,740
Transfer		304
Write-offs	(7)	(2)
Balance at the end	15,636	14,390
Communication and network equipment [member] | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(73)	(60)
Addition	(6)	(13)
Transfer	66
Write-offs	1
Balance at the end	(12)	(73)
Construction in progress [member]
Changes in property and equipment
Balance at the end	1,794
Construction in progress [member] | Gross carrying amount [member]
Changes in property and equipment
Addition	2,254
Transfer	(460)
Balance at the end	1,794
Right-of-use assets [member]
Changes in property and equipment
Balance at the beginning	127,323
Balance at the end	136,771	127,323
Right-of-use assets [member] | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	131,064	109,264
Addition	13,323	21,800
Balance at the end	144,387	131,064
Right-of-use assets [member] | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(3,741)	(1,318)
Addition	(3,875)	(2,423)
Balance at the end	(7,616)	(3,741)
Buildings [member]
Changes in property and equipment
Balance at the beginning	12,887
Balance at the end	12,298	12,887
Buildings [member] | Gross carrying amount [member]
Changes in property and equipment
Balance at the beginning	27,608	21,969
Addition	8,628	5,783
Business Combination		61
Transfer	1,279	(205)
Write-offs	(68)
Balance at the end	37,447	27,608
Buildings [member] | Accumulated Depreciation
Changes in property and equipment
Balance at the beginning	(14,721)	(14,502)
Addition	(5,478)	(175)
Business Combination		(44)
Transfer	(5,005)
Write-offs	55
Balance at the end	R$ (25,149)	R$ (14,721)